CDT SYSTEMS, INC. www.cdtwater.com

July 26, 2005

Mr. Michael Moran, Esq.
Branch Chief
Division of Corporation Finance
Securities and Exchange Commission
Mail Stop 3561
Washington, DC 20549

Re:	Capacitive Deionization Technology Systems, Inc.
Form 10-KSB, Year ended December 31, 2004
File No. 0-28291

Dear Mr. Moran:

Following is Capacitive Deionization Technology Systems, Inc.'s (the Company) response to your letter of July 5, 2005 regarding the Commission's review of the Company's Form 10-KSB for 2004. For ease of response and review, we have retyped your comments followed immediately by our response by number of your comment.

Form 10-K for Fiscal Year Ended December 31, 2004:

General

1.	Where a comment below requests additional disclosures or other revisions to be made, these revisions should be included in your future filings, as applicable.

Comment noted.

Item 4. Submission of Matters fo a Vote of Security Holders

2.

Prospectively, please ensure that you adhere to the disclosure requirements set forth in Item 4 to Form 10KSB. In this regard, it is not clear if any matter was submitted during the fourth quarter to a vote of security holders.

Comment noted. There was no matter submitted during the fourth quarter to a vote of security holders. We are herewith amending our Form 10-KSB for 2004 to incorporate this comment.

Item 6. Management's Discussion and Analysis of Financial Condition and Results of Operations

3.	Prospectively, ensure that you meet the disclosure requirement of Item 303(c) of Regulation SB. In this regard, we did not see a separately captioned section for off balance sheet arrangements.

Comment noted. We are herewith amending our Form 10-KSB for 2004 to incorporate this comment.

Item 8A. Disclosure Controls and Procedures

4.

Your disclosure also provides that your principal executive and financial officers evaluated the effectiveness of you disclosure controls and procedures "(as defined in the Securities Exchange Act of 1934 Rules 13a-14 and 15d-14.)" However, Exchange Act Rules 13a-15 and 15d-15e define disclosure controls and procedures. Revise your citation to reference the correct rules.

We are herewith amending our Form 10-KSB for 2004 to incorporate this comment.

Item 10. Executive Compensation

5.	Prospectively, disclose the following information under Item 9. Directors, Executive Officers, Promoters and Control Persons; Compliance with Section 16(a) of the Exchange Act:

a. the ages of your executive officers, as required by Item 401(a) of Regulation SB.
b. If you have a financial expert serving on your audit committee, or the reasons why you do not as required by Item 401(e) of Regulation SB.

We are herewith amending our Form 10-KSB for 2004 to incorporate this comment.

6.

Please explain to us why you did not provide compensation information regarding your senior officers for the last three years as required by Item 402(b) of Regulation SB. Furthermore, please explain why you did not reflect the number of stock options awarded to your senior officers.

These omissions were an oversight. We are herewith amending our Form 10-KSB for 2004 to incorporate these comments.

7.	Prospectively, please provide an option table in your Form 10KSB as required by Item 402(c) of Regulation SB.

Same response as Item 6.

Item 11. Security Ownership and Certain Beneficial Owners and Management

8.	Please explain why you did not provide the equity compensation plan information as required by Item 201(d) of Regulation SB.

Same response as Item 6.

Item 12. Certain Beneficial and Related Transactions

9.	Prospectively, please provide more detail regarding the related party transaction that you disclose, such as the name of the related party, as required by Item 404(a) of Regulation SB.

We are herewith amending our Form 10-KSB for 2004 to incorporate this comment.

Balance Sheets

10.	Please describe to us the nature of the note receivable totaling $40,000.

The note receivable resulted from an advance made to a consultant. The 10% note is due on July 15, 2005 and is expected to be offset against earned fees at that time.

11.

Please explain to us if there are any restrictions associated with your customer deposits of $203,700 as of December 31, 2004. In this regard, please explain if you have the ability, or right, to use such cash in your operations.

The customer deposits are for future delivery of pilot AquaCell units or sheet of carbon aerogel. The agreements relating to the deposits contain no restrictions of any kind, including any relating to the use of the related cash.

Statements of Changes in Stockholders' Equity (Deficit)

12.	Please explain to us why you offset a note receivable totaling $45,500 against a note payable. In this regard, please explain to us the history of the transactions that led to this reversal.

This note receivable was an assignment of a note from a third party and was taken by us originally in exchange for $175,000 in our stock and was subsequently written down to $45,500 as the value of the related collateral (shares in another publicly held company) was reduced. Eventually, we entered into an agreement to offset the assigned note receivable against a payable to the entity that originally assigned the note to us.

Note 4. Long Term Debt, Notes Payable and Convertible Debt

13.

Please explain what steps have been taken to date regarding your debt that has become past due. Prospectively, please provide the exact dollar amounts for all debt. Furthermore, it is generally accepted practice to provide maturity dates.

Management has been continually in contact with the creditors. In addition, we are attempting to raise capital through a private offering to fund the proposed manufacturing facility and pay off the liabilities. Management expects many of the debenture holders to convert their debt at the time of the completion of the private offering. At this time, with the exception of one creditor, with whom we have worked out a payment schedule, we have not received demand for payment from any past due creditors.

The prospective comment is noted.

14.	Confirm to us that there are no restrictive covenants or pledged assets relating to your debt. See paragraphs 18-19 of SFAS No. 5.

This will confirm that there are no restrictive covenants or pledged asset relating to the Company's debt.

15.	Please confirm to us if the note payable of $70,000 was issued at par, or a discount. If issued at a discount then please provide the disclosures required by paragraph 16 of APB 21.

This will confirm that the $70,000 note payable was issued at par.

The Company acknowledges that:

*	The Company is responsible for the adequacy and accuracy of the disclosure in the filing;
*	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission with respect to the filing; and
*	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

If you have any more comments or questions, please call Phil Marshall at the phone number on the letterhead.

Sincerely,

[s] Dallas Talley
Dallas Talley, CEO

[s] Phil Marshall____________________________

Phil Marshall, CFO